Operating expenses, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 36,291	$ 34,322	$ 35,987
Exploration and advanced projects [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	23,619	19,279	33,669
Severance program [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	5,769	4,454	2,210
Social responsibility commitments
Disclosure of Operating Expenses [line items]
Operating expenses, net		6,730	250
Cost of fixed assets sold [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	0	30	2,092
Tax fine [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	234	11	2,019
Write-off of fixed assets [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	613	460	1,204
Income from fixed asset sales [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	(1,009)	(40)	(8,088)
Others, net [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 7,065	$ 3,398	$ 2,631